Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Summary of Finance Costs

	2022	2021	2020
	US$’000	US$’000	US$’000
Interest on lease liabilities	527	142	195
Collaboration interest-bearing advanced funding	10,269	758	—
Expenses for issuance of convertible redeemable preferred shares	—	—	4,014
Total	10,796	900	4,209